REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2019
Revenue Recognition [Abstract]
Schedule of Company's Revenues According to Company's Segments
The following table presents the Company’s revenues according to the Company’s segments:

	Period ended June 30,
	2019	2018
Airport Security and Other Aviation Services	$152,622	161,839
Technology	11,870	6,973
Total revenues	$164,492	$168,812

Schedule of Company's Revenues Disaggregated by Geography
The following table presents the Company’s revenues disaggregated by geography according to the customers billing address:

	Period ended June 30,
	2019		2018
Germany	$67,501	41%	$68,656	41%
The Netherlands	49,007	30%	59,257	35%
United States	35,787	22%	33,129	20%
Other countries	12,197	7%	7,770	4%
Total revenues	$164,492	100%	$168,812	100%